                                                                 File No. 28-671

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                      Securities and Exchange Commission
                             Washington, DC 20549

                                   Form 13-F
                        ------------------------------
               Information Required of Institutional Investment
             Managers Pursuant to Section 13(f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

         Report for Calendar Year or Quarter Ended September 30, 1999

                        -------------------------------
                         If amended report check here:

                           BAKER, FENTRESS & COMPANY
                  (Name of institutional investment manager)


                      200 West Madison Street, Suite 590
                            Chicago, Illinois 60606
                              (Business address)

                        James P. Koeneman, 312/236-9190
                     Executive Vice President & Secretary
                (Person duly authorized to submit this report)

                        -------------------------------

The institutional investment manager submitting this form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Chicago and State of Illinois on this 11th day of October, 1999.


                                     BAKER, FENTRESS & COMPANY
                                     James P. Koeneman


                                     /s/ James P. Koeneman
                                     ------------------------------
                                     James P. Koeneman
                                     Executive Vice President & Secretary

Name and 13-F file numbers of all institutional investment managers with respect to which this schedule is filed (other than the one filing this report): None

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

As of September 30, 1999

                                   FORM 13F
                                                                  (SEC USE ONLY)

   Name of Reporting Manager: Baker, Fentress & Company      File Number: 28-671


Additional securities over which Baker, Fentress & Company exercises investment discretion are being reported by John A. Levin & Co., Inc. (13-f File #28-1944). Baker Fentress has completed Form 13-F with respect to securities not otherwise reported.

As of September 30, 1999
H;\13F\[13FSEP.xle]report

                                   FORM 13-F


                                                                  (SEC USE ONLY)

    Name of Reporting Manager; Baker, Fentress & Company         File No. 28-671


                                                                                                        Item 5
                                                                            Item 5        Item 6        Voting
                                        Item 2      Item 3      Item 4      Shares or     Investment    Authority
Item 1                                  Title of    Cusip       Fair Mkt    Principal     Discretion    (shares)
Name of Issuer                          Class       Number      Value       Amount        (a) Sole*     (a) Sole*
------------------------------------------------------------------------------------------------------------------------
PARACELSUS HEALTHCARE CORP              COM         698891 10 8   401,582   535,443        535,443      535,443





Column total                                                      401,582

Aggregate total                                                   401,582

*Items 7(b), 7, 8(b), and 8(c) are omitted because no information is required under them. Baker, Fentress & Company is the sole manager, with sole investment discretion and sole voting authority over the securities.